STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statements Of Operations
Revenue
Operating expenses:
Research and development	113,862	234,095
General and administrative	191,379	133,289
Professional fees	332,650	2,015,898
Total operating expenses	637,891	2,383,282
Net operating loss	(637,891)	(2,383,282)
Other income (expense):
Interest expense	(817,423)	(198,049)
Loss on judgment, Typenex	(340,647)
Gain on settlement, Typenex	53,788
Change in derivative liabilities	(26,048)	(20,076)
Total other income (expenses)	(1,130,330)	(218,125)
Net loss	$ (1,768,221)	$ (2,601,407)
Weighted average number of common shares outstanding - basic and fully diluted	151,651,420	31,264,255
Net loss per share - basic and fully diluted	$ (0.01)	$ (0.08)